Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,124,500
Total Fee Amount	34,404.09
Total Offset Amount	0
Net Fee	$ 34,404.09
Offset Table N/A	N/A